UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:      GSO Capital Partners LP
           --------------------------------------------------
Address:   280 Park Avenue
           --------------------------------------------------
           11th Floor
           --------------------------------------------------
           New York, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-12332
                       -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Fan
           --------------------------------------------------
Title:     Chief Legal Officer / Chief Compliance Officer
           --------------------------------------------------
Phone:     212-503-2184
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ George Fan               New York, NY        8/14/07
      ------------------------    -----------------   -----------




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        41
                                               -------------

Form 13F Information Table Value Total:       $881,832
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Form 13F File Number              Name





















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                                     Form 13F INFORMATION TABLE


       COLUMN 1            COLUMN 2          COLUMN 3       COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
-------------------    ---------------       --------       --------     ------------------ ---------- --------   -----------------
                                                          VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
    NAME OF ISSUER        TITLE OF CLASS     CUSIP      (x$1000)     PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACCURIDE CORP                 COM            004398103    23,288    1,511,200 SH          SOLE              1,511,200
AECOM TECHNOLOGY COR DELAWA   COM            00766T100   197,926    7,977,663 SH          SOLE              7,977,663
ALLIANCE IMAGING INC          COM NEW        018606202    12,583    1,340,000 SH          SOLE              1,340,000
BAUER EDDIE HLDGS INC         COM            071625107     1,259       98,000 SH          SOLE                 98,000
BOWATER INC                   COM            102183100     2,495      100,000 SH   PUT    SOLE                100,000
CHARTER COMMUNICATIONS INC D  CL A           16117M107    37,488    9,256,379 SH          SOLE              9,256,379
CHILDRENS PL RETAIL STORES I  COM            168905107    22,529      436,274 SH          SOLE                436,274
CKE RESTAURANTS INC           COM            12561E105    20,070    1,000,000 SH          SOLE              1,000,000
COINSTAR INC                  COM            19259P300     9,161      291,000 SH          SOLE                291,000
COMCAST CORP NEW              CL A           20030N101     4,218      150,000 SH   PUT    SOLE                150,000
COMCAST CORP NEW              CL A           20030N101     5,624      200,000 SH   PUT    SOLE                200,000
DAIMLERCHRYSLER AG            ORD            D1668R123    25,286      275,000 SH          SOLE                275,000
DIRECTED ELECTRONICS INC      COM            254575103     8,406      950,892 SH          SOLE                950,892
ECHOSTAR COMMUNICATIONS NEW   CL A           278762109    26,022      600,000 SH   PUT    SOLE                600,000
ECHOSTAR COMMUNICATIONS NEW   CL A           278762109    28,789      663,800 SH          SOLE                663,800
EL PASO CORP                  COM            28336L109    31,738    1,842,000 SH          SOLE              1,842,000
ELECTRONIC DATA SYS NEW       COM            285661104    16,583      598,000 SH          SOLE                598,000
FISERV INC                    COM            337738108    18,693      329,100 SH          SOLE                329,100
FREEPORT-MCMORAN COPPER & GO  COM            35671D857    13,872      167,500 SH          SOLE                167,500
GENERAL MTRS CORP             COM            370442105    27,367      724,000 SH          SOLE                724,000
GEOEYE INC                    COM            37250W108       546       25,116 SH          SOLE                 25,116
GOODYEAR TIRE & RUBR CO       COM            382550101    21,412      616,000 SH          SOLE                616,000
HARRAHS ENTMT INC             COM            413619107    17,052      200,000 SH          SOLE                200,000
HILTON HOTELS CORP            COM            432848109    10,175      304,000 SH          SOLE                304,000
JACK IN THE BOX INC           COM            466367109    10,641      150,000 SH   PUT    SOLE                150,000
KAISER ALUMINUM CORP          COM PAR $0.01  483007704    28,332      388,743 SH          SOLE                388,743
KIPPERS HOLDINGS INC          COM            50060P106    15,058      447,100 SH          SOLE                447,100
LIMITED BRANDS INC            COM            532716107    10,980      400,000 SH          SOLE                400,000
MIRANT CORP NEW               COM            60467R100     8,530      200,000 SH   PUT    SOLE                200,000
MIRANT CORP NEW               COM            60467R100    27,083      635,000 SH          SOLE                635,000
NRG ENERGY INC                COM NEW        629377508    73,413    1,766,000 SH          SOLE              1,766,000
PANTRY INC                    COM            698657103    10,371      224,959 SH          SOLE                224,959
PANTRY INC                    COM            698657103     4,610      100,000 SH   CALL   SOLE                100,000
RELIANCE STEEL & ALUMINUM CO  COM            759509102    21,773      387,000 SH          SOLE                387,000
SARA LEE CORP                 COM            803111103    15,556      894,000 SH          SOLE                894,000
TIME WARNER CABLE INC         CL A           88732J108    35,450      905,025 SH          SOLE                905,025
TOUSA INC                     COM            872962105     2,095      500,000 SH          SOLE                500,000
TRUMP ENTMT RESORTS INC       COM            89816T103     9,938      790,000 SH          SOLE                790,000
TXU CORP                      COM            873168108    13,460      200,000 SH          SOLE                200,000
VALERO ENERGY CORP NEW        COM            91913Y100    10,340      140,000 SH          SOLE                140,000
VISTEON CORP                  COM            92839U107     1,620      200,000 SH   PUT    SOLE                200,000

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